share-based compensation - Restricted share units (Details) - EquityInstruments	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
TELUS Corporation restricted share units
share-based compensation
Outstanding - Non-vested	12,105,079		7,389,882
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding - Non-vested	735,577		429,281
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding - Non-vested	2,021,139		1,191,563
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	9,348,363		5,769,038
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	10,083,940	10,079,801	6,198,319